Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222714
Average Annual Return [Line Items]
Average Annual Return, Percent	25.27%	8.93%
Without Sales Load [Member] | C000222715
Average Annual Return [Line Items]
Average Annual Return, Percent	25.53%	9.10%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.28%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%	9.14%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.41%	9.14%